CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
SALES
Total sales	$ 237,441	$ 0	$ 500,996	$ 0
Cost of goods	45,155	0	135,468	0
Gross profit	192,286	0	365,528	0
COST OF OPERATIONS
Research and development expense	587,279	811,784	964,247	1,987,670
Salary expense	355,516	378,740	1,237,474	1,283,198
Amortization expense	250,000	250,000	750,000	750,000
Professional services expense	1,062,352	431,304	6,363,539	2,476,392
Stock based compensation expense	213,035	96,888	1,001,787	805,347
General and administrative expenses	201,132	173,073	998,707	584,667
Selling and marketing expense	0	0	105,000	5,000
Total cost of operations	2,669,314	2,141,789	11,420,754	7,892,274
LOSS FROM OPERATIONS	(2,477,028)	(2,141,789)	(11,055,226)	(7,892,274)
OTHER (EXPENSE) INCOME
Interest expense	(62,610)	(50,926)	(201,889)	(317,487)
Other (expense) income, net	151,993	51,558	(75,053)	146,246
Unrealized loss on marketable securities	(568,868)	0	(178,302)	0
Loss on write down of assets	0	(37,257)	0	(37,257)
Change in fair value of derivative liabilities	57,750	349,500	856,180	235,125
TOTAL OTHER (EXPENSE) INCOME, net	(421,735)	312,875	400,936	26,627
LOSS BEFORE INCOME TAXES	(2,898,763)	(1,828,914)	(10,654,290)	(7,865,647)
PROVISION FOR INCOME TAXES	0	0	0	0
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(2,739,403)	(1,732,592)	(10,339,146)	(7,763,546)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(159,360)	(96,322)	(315,144)	(102,101)
NET LOSS	(2,898,763)	(1,828,914)	(10,654,290)	(7,865,647)
Sale [Member]
SALES
Total sales	$ 237,441	$ 0	$ 500,996	$ 0